Document and Entity Information	Mar. 11, 2024
Cover [Abstract]
Entity Registrant Name	ADVANCE AUTO PARTS INC
Amendment Flag	false
Entity Central Index Key	0001158449
Document Type	8-K
Document Period End Date	Mar. 11, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-16797
Entity Tax Identification Number	54-2049910
Entity Address, Address Line One	4200 Six Forks Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	(540)
Local Phone Number	362-4911
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	AAP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false